Document And Entity Information	Dec. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2023
Entity Registrant Name	RYAN SPECIALTY HOLDINGS, INC.
Entity Central Index Key	0001849253
Entity Emerging Growth Company	false
Entity File Number	001-40645
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2526344
Entity Address, Address Line One	155 North Wacker Drive, Suite 4000
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	784-6001
Entity Information, Former Legal or Registered Name	180 North Stetson Ave., Suite 4600, Chicago, Illinois 60601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	RYAN
Security Exchange Name	NYSE